Leases (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Summary of Changes in ROU Assets

Lease liability	June 30, 2023	December 31, 2022
Beginning balance	$8,609	$15,324
Additions, cost	236,201	-
Interest expense	20,900	1,378
Lease payments	(83,650)	(5,499)
Foreign exchange impact	(1,979)	(2,594)
Ending balance	$180,081	$8,609

Summary of Lease Liability

As at June 30, 2023, the Company’s lease liability is as follows:

Lease liability	June 30, 2023	December 31, 2022
Current portion of operating lease liability	$25,461	$4,057
Long-term portion of operating lease liability	154,620	4,552
	180,081	$8,609

Summary of Future Minimum Lease Payments

Future minimum lease payments to be paid by the Company as a lessee as of June 30, 2023 are as follows:

Operating lease commitments and lease liability
2023	$28,725
2024	86,344
2025	84,488
2026	86,163
2027	60,921
Total future minimum lease payments	346,641
Discount	(166,560)
Total	$180,081